Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2019	Nov. 30, 2018
Cash flows from (used in) Operating
Net loss	$ (12,496)	$ (4,700)
Adjustments for
Depreciation of property and equipment	199	21
Amortization of intangible assets and other asset	7,296	4,209
Share-based compensation for stock option plan	1,087	851
Deferred income tax recovery		(1,269)
Write-down of inventories	16	144
Change in fair value of derivative financial assets	647	(213)
Change in fair value of liability related to deferred stock unit plan	(641)	210
Interest on convertible unsecured senior notes	3,317	1,486
Interest income	(1,097)	(608)
Accretion expense	1,673	1,041
Foreign exchange	32	271
Loss on repayment of long-term obligations		286
Lease inducements and amortization	238	0
Cash flows from (used in) operations before changes in working capital	271	1,729
Change in operating assets and liabilities
Trade and other receivables	831	(3,399)
Inventories	(9,861)	(3,984)
Prepaid expenses and deposits	(2,282)	(810)
Accounts payable and accrued liabilities	6,137	6,099
Provisions	1,470	430
Deferred revenue	43	27
Increase (decrease) in working capital	(3,662)	(1,637)
Total cash from (used in) operating activities	(3,391)	92
Financing
Proceeds from issue of convertible unsecured senior notes		57,500
Convertible unsecured senior notes issuance costs		(2,825)
Interest paid on convertible unsecured senior notes	(3,417)
Repayment of long-term obligations	(3,500)	(7,850)
Proceeds from exercise of stock options	110	538
Proceeds from exercise of broker options		95
Total cash from (used in) financing activities	(6,807)	47,458
Investing
Acquisition of other asset		(19,530)
Acquisition of intangible assets	(2,407)	(17)
Acquisition of property and equipment	(1,215)	(25)
Proceeds from sale of bonds and money market funds	2,482	26,525
Acquisition of bonds and money market funds	(192)	(17,625)
Interest received	1,199	762
Acquisition of derivative financial assets	(21)	(8)
Proceeds from sale of derivative financial assets	24
Total cash used in investing activities	(130)	(9,918)
Net change in cash	(10,328)	37,632
Cash, beginning of year	38,997	1,365
Effect of foreign exchange on cash	(8)
Cash, end of year	$ 28,661	$ 38,997